Income taxes	12 Months Ended
Aug. 31, 2020
Income taxes
Income taxes

18.Income taxes

The income tax expense on the Company’s income before tax differs from the theoretical amount that would arise using the federal and provincial statutory tax rates applicable. The difference is as follows:

	2020	2019	2018
	$	$	$
Income taxes at the applicable tax rate of 15%
(2019 – 15%; 2018 – 17%)	(338,133)	44,618	(5,800)
Permanent differences	198,475	(6,032)	70,823
Temporary differences	160,967	25,801	86,710
Income tax expense	21,309	64,387	151,733

	Balance as at	Recognized	Balance as at
	August 31,	in profit and	August 31,
	2019	loss	2020
	$	$	$
Temporary differences
Property and equipment	(28,491)	(117,662)	(146,153)
Losses carried forward	—	74,760	74,760
Financing fees	—	(51,784)	(51,784)
Research and development	23,585	73,376	96,961
Deferred tax liability	(4,906)	(21,310)	(26,216)

	Balance as at	Recognized	Balance as at
	August 31,	in profit and	August 31,
	2018	loss	2019
	$	$	$
Temporary differences
Property and equipment	(26,389)	(2,102)	(28,491)
Research and development	47,284	(23,699)	23,585
Deferred tax asset (liability)	20,895	(25,801)	(4,906)